Summary of options activity (TABLE)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Summary of options activity (TABLE)
Summary of options activity

Stock option activity, both within and outside the 2005 Stock Incentive Plan and warrant activity, for the fiscal years ended September 30, 2015 and 2014, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2013	6,100,000	$0.42	—	$—
Granted	4,000,000	0.24	—	—
Canceled	(2,100,000)	0.23	—	—
Expired	—	—	—	—
Exercised	(100,000)	.22	—	—

Outstanding at September 30, 2014	7,900,000	$0.38	—	$—
Granted	3,750,000	0.15	5,596,638	0.09
Canceled	(312,500)	0.35	(735,294)	0.17
Expired	(950,000)	0.56	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2015	10,387,500	$0.3	4,861,344	$0.07

Exercisable at September 30, 2015	10,387,500	$0.3	4,861,344	$0.07

Summary of options activity.

Stock option activity, both within and outside the 2015 Plan, and warrant activity for the three months ended December 31, 2015, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2015	10,387,500	$0.28	4,861,344	$0.07
Granted	500,000	0.056	—	—
Canceled	—	—	—	—
Expired	—	—	—	—
Exercised	—	—	—	—

Outstanding at December 31, 2015	10,887,500	$0.27	4,861,344	$0.07

Exercisable at December 31, 2015	10,887,500	$0.27	4,861,344	$0.07